Long-Term Debt - Scheduled Maturities of Long-Term Debt (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Due in the twelve months ending March 31:
Total		₨ 5,119,434.0	$ 54,560.7	₨ 5,866,163.2
Long-Term Debt Excluding Perpetual Debt
Due in the twelve months ending March 31:
2027		1,215,990.8	12,959.5
2028		394,344.9	4,202.8
2029		732,029.5	7,801.7
2030		400,954.5	4,273.2
2031		579,756.5	6,178.8
Thereafter		1,649,285.8	17,577.4
Total	[1]	₨ 4,972,362.0	$ 52,993.4

[1]	The scheduled maturities of long-term debt do not include perpetual bonds of Rs. 147,072.0 million (net of debt issuance cost).